Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2019

AFBT-QTLY-0619
1.800321.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Biotechnology - 91.7%
Biotechnology - 91.7%
AbbVie, Inc.	3,242,676	$257,436,043
Abeona Therapeutics, Inc. (a)(b)	955,708	7,358,952
ACADIA Pharmaceuticals, Inc. (a)(b)	890,486	21,416,188
Acceleron Pharma, Inc. (a)	143,307	5,836,894
Acorda Therapeutics, Inc. (a)	807,853	8,442,064
Agios Pharmaceuticals, Inc. (a)(b)	512,743	28,672,589
Alexion Pharmaceuticals, Inc. (a)	1,713,314	233,233,435
Alkermes PLC (a)	166,303	5,042,307
Allakos, Inc. (a)(b)	348,065	13,647,629
Allogene Therapeutics, Inc. (b)	254,607	7,625,480
Alnylam Pharmaceuticals, Inc. (a)	545,086	48,697,983
Amgen, Inc.	1,048,714	188,055,394
Amicus Therapeutics, Inc. (a)	1,265,770	16,885,372
AnaptysBio, Inc. (a)	174,166	12,665,352
Argenx SE ADR (a)	345,100	44,196,957
Array BioPharma, Inc. (a)	1,267,489	28,657,926
Ascendis Pharma A/S sponsored ADR (a)	440,206	49,030,144
Atara Biotherapeutics, Inc. (a)	692,124	23,255,366
Audentes Therapeutics, Inc. (a)	334,000	12,621,860
BeiGene Ltd.	109,800	1,058,138
BeiGene Ltd. ADR (a)	45,500	5,652,465
Biogen, Inc. (a)	105,811	24,256,114
bluebird bio, Inc. (a)(b)	179,466	25,453,663
Blueprint Medicines Corp. (a)	399,361	30,195,685
Celgene Corp. (a)	1,951,044	184,685,825
Cellectis SA sponsored ADR (a)	5,029	99,272
Crinetics Pharmaceuticals, Inc. (a)(b)	415,007	10,769,432
Emergent BioSolutions, Inc. (a)	92,514	4,781,124
Exact Sciences Corp. (a)	375,082	37,016,843
Exelixis, Inc. (a)	265,747	5,224,586
FibroGen, Inc. (a)	755,145	35,287,926
Genomic Health, Inc. (a)	83,438	5,367,567
Gilead Sciences, Inc.	1,808,117	117,599,930
Global Blood Therapeutics, Inc. (a)	326,318	18,078,017
Gritstone Oncology, Inc. (b)	510,500	5,365,355
Halozyme Therapeutics, Inc. (a)	299,031	4,823,370
Heron Therapeutics, Inc. (a)	614,031	13,312,192
Immunomedics, Inc. (a)	289,499	4,637,774
Insmed, Inc. (a)	606,575	18,464,143
Intercept Pharmaceuticals, Inc. (a)(b)	188,304	16,228,039
Ionis Pharmaceuticals, Inc. (a)	518,038	38,505,765
Ironwood Pharmaceuticals, Inc. Class A (a)	294,575	3,502,497
Kezar Life Sciences, Inc. (b)	437,019	8,246,549
La Jolla Pharmaceutical Co. (a)(b)	921,688	7,419,588
Ligand Pharmaceuticals, Inc. Class B (a)(b)	45,812	5,765,440
Mirati Therapeutics, Inc. (a)(b)	284,820	16,943,942
Morphosys AG sponsored ADR	397,244	9,796,037
Myriad Genetics, Inc. (a)	169,800	5,345,304
Neurocrine Biosciences, Inc. (a)	671,152	48,484,020
Principia Biopharma, Inc.	316,040	9,452,756
Protagonist Therapeutics, Inc. (a)	185,701	1,918,291
PTC Therapeutics, Inc. (a)	126,709	4,741,451
Regeneron Pharmaceuticals, Inc. (a)	102,531	35,182,487
REGENXBIO, Inc. (a)	87,486	4,409,294
Repligen Corp. (a)	108,427	7,305,811
Sage Therapeutics, Inc. (a)	278,487	46,849,868
Sarepta Therapeutics, Inc. (a)	402,181	47,031,046
Scholar Rock Holding Corp.	393,909	8,382,384
Seattle Genetics, Inc. (a)	103,420	7,009,808
Twist Bioscience Corp.	184,357	4,361,887
United Therapeutics Corp. (a)	79,480	8,152,264
Vertex Pharmaceuticals, Inc. (a)	1,327,094	224,252,344
Xencor, Inc. (a)	375,526	11,532,403
Y-mAbs Therapeutics, Inc.	360,900	8,307,918
Zymeworks, Inc. (a)(b)	383,053	7,300,990
		2,161,335,539
Health Care Providers & Services - 0.4%
Health Care Services - 0.4%
G1 Therapeutics, Inc. (a)	385,500	8,249,700
Precipio, Inc. (a)(c)	30	182
		8,249,882
Pharmaceuticals - 6.6%
Pharmaceuticals - 6.6%
Adimab LLC (a)(c)(d)(e)	285,956	12,013,012
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	1,915,787	2,854,523
Bristol-Myers Squibb Co.	813,800	37,784,734
Chiasma, Inc. warrants 12/16/24 (a)	81,298	183,718
Cyclerion Therapeutics, Inc. (a)	29,457	448,630
MyoKardia, Inc. (a)	440,659	21,142,819
Nektar Therapeutics (a)	296,398	9,490,664
NeurogesX, Inc. (a)(e)	150,000	2
RPI International Holdings LP (a)(c)(e)	12,210	1,863,490
Stemcentrx, Inc. rights 12/31/21 (a)(e)	208,907	254,867
The Medicines Company (a)(b)	422,235	13,490,408
Theravance Biopharma, Inc. (a)(b)	709,334	16,917,616
Turning Point Therapeutics, Inc.	17,100	595,080
Xeris Pharmaceuticals, Inc.	1,036,200	10,569,240
Zogenix, Inc. (a)(b)	708,459	27,622,816
		155,231,619
TOTAL COMMON STOCKS
(Cost $1,863,757,901)		2,324,817,040

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
Biotechnology - 0.3%
Biotechnology - 0.3%
Axcella Health, Inc. Series C (a)(c)(e)	185,590	3,507,453
Immunocore Ltd. Series A (a)(c)(e)	17,149	2,177,193
		5,684,646
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(e)	213,402	774,649
Series B 8.00% (a)(c)(e)	693,558	2,517,616
		3,292,265
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(c)(e)	1,915,787	19

TOTAL CONVERTIBLE PREFERRED STOCKS		8,976,930

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)(e)	151,084	995,644
TOTAL PREFERRED STOCKS
(Cost $9,988,211)		9,972,574

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 2.49% (f)	10,130,412	10,132,438
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	144,157,115	144,171,531
TOTAL MONEY MARKET FUNDS
(Cost $154,298,083)		154,303,969
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $2,028,044,195)		2,489,093,583
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(132,824,867)
NET ASSETS - 100%		$2,356,268,716

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,849,257 or 1.0% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC	9/17/14 - 6/5/15	$5,369,057
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Axcella Health, Inc. Series C	1/30/15	$3,445,919
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$213,402
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$2,080,674
Immunocore Ltd. Series A	7/27/15	$3,227,085
Precipio, Inc.	2/3/12	$161,441
RPI International Holdings LP	5/21/15	$1,439,559
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$457,769
Fidelity Securities Lending Cash Central Fund	720,835
Total	$1,178,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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